Revenue From Contracts With Customers	12 Months Ended
Dec. 31, 2020
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Revenue From Contracts With Customers
4. REVENUE FROM CONTRACTS WITH CUSTOMERS
4.1 Disaggregated revenue information
Set out below is the disaggregation of the Group’s revenue from contracts with customers by type and timing of revenue recognition:
For the year ended December 31, 2020

	At a point in time	Over time	Total revenue
Sales of goods	81,414	—	81,414
Service revenue:
Marketplace commission	16,503	—	16,503
Delivery services	1,481	280	1,761
Advertising revenue	—	3,965	3,965
Travel ticketing commission	425	20	445
Other revenue	262	—	262

Total service revenue	18,671	4,265	22,936

Total revenue	100,085	4,265	104,350

For the year ended December 31, 2019

	At a point in time	Over time	Total revenue
Sales of goods	53,487	—	53,487
Service revenue:
Marketplace commission	2,132	—	2,132
Delivery services	1,574	184	1,758
Advertising revenue	—	1,421	1,421
Travel ticketing commission	950	237	1,187
Other revenue	119	—	119

Total service revenue	4,775	1,842	6,617

Total revenue	58,262	1,842	60,104

For the year ended December 31, 2018

	At a point in time	Over time	Total revenue
Sales of goods	33,920	—	33,920
Service revenue:
Marketplace commission	45	—	45
Delivery services	1,595	—	1,595
Advertising revenue	—	282	282
Travel ticketing commission	991	283	1,274
Other revenue	104	—	104

Total service revenue	2,735	565	3,300

Total revenue	36,655	565	37,220

4.2 Contract balances
The following table provides information about the Group’s accounts receivable and contract liabilities from contracts with customers:

	2020	2019
Accounts receivable (included in the total accounts receivable in note 17)	1,550	787
Contract liabilities (note 23)	(5,231)	(1,402)
Contract liabilities include customer advances, unredeemed gift certificates, deferred revenue of Ozon Premium, incentive fees from the depository and loyalty points not yet redeemed. The outstanding balances of contract liabilities increased in 2020 due to the continuous increase in the Group’s customer base.
4.3 Right of return assets and refund liabilities
The following table provides information about the Group’s right of return assets and refund liabilities from contracts with customers:

	2020	2019
Right of return assets (note 16)	231	125
Refund liabilities arising from right of return (note 22)	(231)	(124)